Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for JuE Wong¹ ($)	Compensation Actually Paid to JuE Wong²($)	Average Summary Compensation Table Total for Non-PEO NEOs[3] ($)	Average Compensation Actually Paid to Non-PEO NEOs[4] ($)	Value of Initial Fixed $100 Investment based on5:		Net Income ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	1,334,150	(491,288,229)	1,221,338	(109,173,726)	21.27	112.61	244
2021	1,593,289	109,000,395	1,473,439	22,762,831	118.90	113.31	221

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Wong (our chief executive officer or “PEO” for purposes of this summary) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation — Compensation Tables — Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Ms. Wong, who has served as our CEO since 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs (excluding Ms. Wong) included for purposes of calculating the average amounts in each applicable year are Tiffany Walden and Eric Tiziani (or our “Non-PEO NEOs” for purposes of this summary).
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P Consumer Staples Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested (i) for 2021, for the period beginning on September 30, 2021 and ending on December 31, 2021, and (ii) for 2022, for the period beginning on January 1, 2022 and ending on December 31, 2022, in each of the Company and in the S&P Consumer Staples Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,334,150	$ 1,593,289
PEO Actually Paid Compensation Amount	$ 491,288,229	109,000,395
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Wong, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Wong during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Wong’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	1,334,150	0	(492,622,379)	(491,288,229)
2021	1,593,289	0	107,407,106	109,000,395
(a)     The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The Company completed its IPO on September 30, 2021. “Compensation actually paid” for equity awards for 2021 was calculated based on the change in value of equity awards between the IPO date and the end of the fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During Year That Remain Unvested As of Last Day of Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	0	(381,453,517)	0	(111,168,862)	0	(492,622,379)
2021	0	107,407,106	0	0	0	107,407,106

Non-PEO NEO Average Total Compensation Amount	$ 1,221,338	1,473,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 109,173,726	22,762,831
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Ms. Wong), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Wong) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Wong) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,221,338	0	(110,395,064)	(109,173,726)
2021	1,473,439	(657,108)	21,946,500	22,762,831
(a)     The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)     The amounts deducted or added in calculating the total average equity award adjustments are as follows, using the same methodology described above in Note 2:

Year	Average Year End Fair Value of Equity Awards Granted During Year that Remained Unvested As of Last Day of Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	0	(27,856,941)	0	(22,114,837)	(60,423,286)	(110,395,064)
2021	0	21,946,500	0	0	0	21,946,500

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between “compensation actually paid” to our PEO, the average of “compensation actually paid” to our Non-PEO NEOs, and the Company’s cumulative TSR since the Company’s IPO.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart sets forth the relationship between “compensation actually paid” to our PEO, the average of “compensation actually paid” to our Non-PEO NEOs, and our net income since the Company’s IPO.
Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR since the Company’s IPO to that of the S&P Consumer Staples Index over the same period.
Total Shareholder Return Amount	$ 21.27	118.9
Peer Group Total Shareholder Return Amount	112.61	113.31
Net Income (Loss)	$ 244,000,000	221,000,000
PEO Name	Ms. Wong
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. As discussed above under “Executive Compensation — Compensation Discussion and Analysis,” Company performance goals for our fiscal year 2022 annual cash bonus program were to be based on adjusted EBITDA and net sales. However, because the Company’s financial performance did not meet the threshold performance levels, the Compensation Committee elected to establish a discretionary bonus pool to pay annual cash bonuses for fiscal year 2022. Accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important performance measures. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. For additional discussion of how executive compensation is linked to Company performance, please see “Executive Compensation — Compensation Discussion and Analysis.”
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	492,622,379	107,407,106
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	381,453,517	107,407,106
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	111,168,862	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	657,108
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,395,064	21,946,500
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	27,856,941	21,946,500
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	22,114,837	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 60,423,286	$ 0